SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	9 Months Ended
	Sep. 30, 2026 shares $ / shares	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	4,026,837	4,026,837	4,267,170	1,756,670
Number of stock options, Exercisable	3,232,837	3,232,837
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	6,670	6,670
Number of stock options, Exercisable	6,670	6,670
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 14.10	$ 20.00
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	360,000	360,000
Number of stock options, Exercisable	360,000	360,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 6.27	$ 8.90
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	120,000	120,000
Number of stock options, Exercisable	120,000	120,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 7.05	$ 10.00
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	220,000	220,000
Number of stock options, Exercisable	220,000	220,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.91	$ 4.13
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	100,000	100,000
Number of stock options, Exercisable	100,000	100,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 2.91	$ 4.13
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 3.54	$ 5.03
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	81,000	81,000
Number of stock options, Exercisable	81,000	81,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 2.82	$ 4.00
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	331,001	331,001
Number of stock options, Exercisable	213,667	213,667
Number of stock options, Expiry date	Aug. 14, 2034
Number of stock options, Exercise price | (per share)	$ 1.78	$ 2.52
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	105,000	105,000
Number of stock options, Exercisable	52,500	52,500
Number of stock options, Expiry date	Jan. 15, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 9.08
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Feb. 02, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 9.08
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	30,000	30,000
Number of stock options, Exercisable	20,000	20,000
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 1.775	$ 2.52
Stock option twelve [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	153,666	153,666
Number of stock options, Exercisable	55,667	55,667
Number of stock options, Expiry date	Jun. 20, 2035
Number of stock options, Exercise price | (per share)	$ 6.40	$ 9.08
Stock option thirteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	154,000	154,000
Number of stock options, Exercisable	58,000	58,000
Number of stock options, Expiry date	Oct. 09, 2035
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.35
Stock option fourteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	500,000	500,000
Number of stock options, Exercisable	500,000	500,000
Number of stock options, Expiry date	Dec. 30, 2035
Number of stock options, Exercise price | (per share)	$ 6.00	$ 8.51
Stock option fifteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	1,200,500	1,200,500
Number of stock options, Exercisable	805,333	805,333
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.35
Number of stock options, Expiry date	Dec. 30, 2035
Stock option sixteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	25,000	25,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Mar. 27, 2036
Number of stock options, Exercise price | (per share)	$ 8.00	$ 11.35
Stock option seventeen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	50,000	50,000
Number of stock options, Exercisable	50,000	50,000
Number of stock options, Expiry date	Feb. 06, 2027
Number of stock options, Exercise price | (per share)	$ 7.00	$ 9.93
Stock option eighteen [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance	50,000	50,000
Number of stock options, Exercisable	50,000	50,000
Number of stock options, Expiry date	Feb. 06, 2027
Number of stock options, Exercise price | (per share)	$ 10.00	$ 14.19